Bonds and financing - Schedule of composition of interest and principal payments of bonds and financing (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Bonds and financing
Payment of interest	R$ (118,901)	[1]	R$ (92,500)	R$ (24,922)
Payment of principal	(50,885)	[1]	(255,644)
Current Bonds with Related Parties [member]
Bonds and financing
Payment of interest	(40,984)	[1]	(33,921)
Payment of principal	(50,885)	[1]	(254,885)
Current Bonds
Bonds and financing
Payment of interest	(77,917)	[1]	(58,425)
Payment of principal	R$ 0	[1]	0
Current Bonds | SSED21 – 6th. SOMOS – 2nd. Série
Bonds and financing
Payments	02/15/2023 and 08/14/2023
Payment of interest	R$ (7,258)
Payment of principal	R$ (50,885)
Current Bonds | SEDU21 – 9th. SOMOS 2nd. Série
Bonds and financing
Payments	02/14/2023 and 08/07/2023
Payment of interest	R$ (33,726)
Payment of principal	R$ 0
Current Bonds | GAGL11 - Somos Sistemas
Bonds and financing
Payments	02/06/2023 and 08/07/2023
Payment of interest	R$ (77,917)
Payment of principal	R$ 0
Current Financing [member]
Bonds and financing
Payment of interest			(154)
Payment of principal			R$ (759)

[1]	We present below the composition of interest and principal payments considering the issues made: